S000036894 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.55%	(3.53%)	0.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	(3.70%)	1.18%
Class C1
Prospectus [Line Items]
Average Annual Return, Percent	11.65%	(2.81%)	1.45%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent	13.10%	(2.86%)	1.63%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	(3.12%)	1.35%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.51%	(2.56%)	1.94%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	(2.45%)	2.05%
Class IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	(3.77%)	0.90%
Class IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	(2.39%)	1.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.23%	(3.54%)	0.91%